Expected credit loss measurement - Carrying amount (Detail) - CHF (SFr) SFr in Millions		Jun. 30, 2018	Mar. 31, 2018	Jan. 01, 2018		Dec. 31, 2017
Disclosure Of Credit Risk Exposure [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	[1]	SFr 76	SFr 72			SFr 33
Gross Carrying Amount [Member] | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount		565,441	549,507	SFr 545,110
Gross Carrying Amount [Member] | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	[2]	558,500	542,749	538,354
Gross Carrying Amount [Member] | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount		102,262	92,800	87,775
Gross Carrying Amount [Member] | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount		15,577	13,338	13,719
Gross Carrying Amount [Member] | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount		76,450	77,016	84,674
Gross Carrying Amount [Member] | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount		24,937	24,271	23,434
Gross Carrying Amount [Member] | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount		318,278	316,195	310,451
Gross Carrying Amount [Member] | Loans and advances to customers | Private clients with mortgage
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount		121,858	120,535	119,560
Gross Carrying Amount [Member] | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount		35,659	36,003	35,896
Gross Carrying Amount [Member] | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount		10,486	11,610	11,004
Gross Carrying Amount [Member] | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount		9,920	10,072	10,322
Gross Carrying Amount [Member] | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount		116,795	114,436	111,748
Gross Carrying Amount [Member] | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount		1,406	1,334
Gross Carrying Amount [Member] | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount		3,075	3,008
Gross Carrying Amount [Member] | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount		20,996	19,129	18,302
Gross Carrying Amount [Member] | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount		3,394	3,326	3,086
Gross Carrying Amount [Member] | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount		6,941	6,758	6,755
Gross Carrying Amount [Member] | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Credit Risk Exposure [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		87,972	86,184	87,545
Gross Carrying Amount [Member] | Guarantees
Disclosure Of Credit Risk Exposure [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		18,529	17,404	17,152
Gross Carrying Amount [Member] | Guarantees | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		3,818	3,775
Gross Carrying Amount [Member] | Guarantees | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		1,262	1,313
Gross Carrying Amount [Member] | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Credit Risk Exposure [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		7,473	5,740
Gross Carrying Amount [Member] | Guarantees | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		2,493	2,537
Gross Carrying Amount [Member] | Guarantees | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		2,398	1,783
Gross Carrying Amount [Member] | Irrevocable loan commitments
Disclosure Of Credit Risk Exposure [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		31,009	29,746	30,852
Gross Carrying Amount [Member] | Irrevocable loan commitments | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		21,914	22,234	21,999
Gross Carrying Amount [Member] | Forward starting transactions, reverse repurchase and securities borrowing agreements
Disclosure Of Credit Risk Exposure [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		1,545	1,231	1,216
Gross Carrying Amount [Member] | Committed unconditionally revocable credit lines
Disclosure Of Credit Risk Exposure [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		34,129	35,892	36,690
Gross Carrying Amount [Member] | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		2,676	2,942	3,103
Gross Carrying Amount [Member] | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		4,065	4,804
Gross Carrying Amount [Member] | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		4,407	4,617	4,770
Gross Carrying Amount [Member] | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		6,231	5,960
Gross Carrying Amount [Member] | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		6,980	6,879
Gross Carrying Amount [Member] | Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		2,707	3,413
Gross Carrying Amount [Member] | Irrevocable committed prolongation of existing loans
Disclosure Of Credit Risk Exposure [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		2,760	1,912	1,635
Gross Carrying Amount [Member] | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount		539,388	519,623	515,293
Gross Carrying Amount [Member] | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	[2]	532,447	512,865	508,538
Gross Carrying Amount [Member] | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount		102,262	92,800	87,775
Gross Carrying Amount [Member] | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount		15,569	13,300	13,701
Gross Carrying Amount [Member] | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount		76,450	77,016	84,674
Gross Carrying Amount [Member] | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount		24,937	24,271	23,434
Gross Carrying Amount [Member] | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount		293,041	287,107	281,149
Gross Carrying Amount [Member] | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgage
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount		108,533	104,614	103,867
Gross Carrying Amount [Member] | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount		26,826	26,415	26,210
Gross Carrying Amount [Member] | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount		9,841	10,828	10,358
Gross Carrying Amount [Member] | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount		8,055	7,893	8,218
Gross Carrying Amount [Member] | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount		116,779	114,423	111,731
Gross Carrying Amount [Member] | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount		1,123	1,069
Gross Carrying Amount [Member] | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount		3,049	2,942
Gross Carrying Amount [Member] | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount		20,188	18,371	17,805
Gross Carrying Amount [Member] | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount		3,139	3,104	2,874
Gross Carrying Amount [Member] | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount		6,941	6,758	6,755
Gross Carrying Amount [Member] | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Credit Risk Exposure [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		85,531	82,885	83,805
Gross Carrying Amount [Member] | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees
Disclosure Of Credit Risk Exposure [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		17,826	16,624	16,331
Gross Carrying Amount [Member] | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		3,462	3,380
Gross Carrying Amount [Member] | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		996	1,029
Gross Carrying Amount [Member] | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Credit Risk Exposure [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		7,464	5,694
Gross Carrying Amount [Member] | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		2,493	2,537
Gross Carrying Amount [Member] | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		2,342	1,752
Gross Carrying Amount [Member] | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Irrevocable loan commitments
Disclosure Of Credit Risk Exposure [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		30,407	29,181	30,153
Gross Carrying Amount [Member] | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Irrevocable loan commitments | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		21,342	21,693	21,344
Gross Carrying Amount [Member] | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Forward starting transactions, reverse repurchase and securities borrowing agreements
Disclosure Of Credit Risk Exposure [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		1,545	1,231	1,216
Gross Carrying Amount [Member] | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines
Disclosure Of Credit Risk Exposure [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		33,011	33,937	34,471
Gross Carrying Amount [Member] | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		2,404	2,134	2,097
Gross Carrying Amount [Member] | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		4,000	4,700
Gross Carrying Amount [Member] | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		3,961	4,065	4,311
Gross Carrying Amount [Member] | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		6,231	5,960
Gross Carrying Amount [Member] | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		6,712	6,609
Gross Carrying Amount [Member] | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		2,703	3,307
Gross Carrying Amount [Member] | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Irrevocable committed prolongation of existing loans
Disclosure Of Credit Risk Exposure [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		2,741	1,912	1,634
Gross Carrying Amount [Member] | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount		23,912	27,851	27,862
Gross Carrying Amount [Member] | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	[2]	23,912	27,851	27,862
Gross Carrying Amount [Member] | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount		0	0	0
Gross Carrying Amount [Member] | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount		8	38	18
Gross Carrying Amount [Member] | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount		0	0	0
Gross Carrying Amount [Member] | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount		0	0	0
Gross Carrying Amount [Member] | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount		23,612	27,543	27,812
Gross Carrying Amount [Member] | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgage
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount		12,498	15,149	15,006
Gross Carrying Amount [Member] | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount		8,795	9,553	9,657
Gross Carrying Amount [Member] | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount		555	684	557
Gross Carrying Amount [Member] | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount		1,284	1,629	1,518
Gross Carrying Amount [Member] | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount		0	0	0
Gross Carrying Amount [Member] | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount		268	252
Gross Carrying Amount [Member] | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount		13	61
Gross Carrying Amount [Member] | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount		292	271	32
Gross Carrying Amount [Member] | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount		85	74	32
Gross Carrying Amount [Member] | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount		0	0	0
Gross Carrying Amount [Member] | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Credit Risk Exposure [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		2,142	3,003	3,452
Gross Carrying Amount [Member] | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees
Disclosure Of Credit Risk Exposure [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		506	577	633
Gross Carrying Amount [Member] | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		218	249
Gross Carrying Amount [Member] | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		221	235
Gross Carrying Amount [Member] | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Credit Risk Exposure [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		9	47
Gross Carrying Amount [Member] | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0	0
Gross Carrying Amount [Member] | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Guarantees | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		43	24
Gross Carrying Amount [Member] | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Irrevocable loan commitments
Disclosure Of Credit Risk Exposure [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		563	547	662
Gross Carrying Amount [Member] | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Irrevocable loan commitments | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		550	535	629
Gross Carrying Amount [Member] | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Forward starting transactions, reverse repurchase and securities borrowing agreements
Disclosure Of Credit Risk Exposure [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0	0	0
Gross Carrying Amount [Member] | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines
Disclosure Of Credit Risk Exposure [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		1,053	1,879	2,157
Gross Carrying Amount [Member] | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		272	808	1,007
Gross Carrying Amount [Member] | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		65	99
Gross Carrying Amount [Member] | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		390	496	406
Gross Carrying Amount [Member] | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0	0
Gross Carrying Amount [Member] | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		267	269
Gross Carrying Amount [Member] | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0	92
Gross Carrying Amount [Member] | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Irrevocable committed prolongation of existing loans
Disclosure Of Credit Risk Exposure [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		19	0	0
Gross Carrying Amount [Member] | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount		2,141	2,033	1,956	[3]
Gross Carrying Amount [Member] | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount	[2]	2,141	2,033	1,956	[3]
Gross Carrying Amount [Member] | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount		0	0	0	[3]
Gross Carrying Amount [Member] | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount		0	0	0	[3]
Gross Carrying Amount [Member] | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount		0	0	0	[3]
Gross Carrying Amount [Member] | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount		0	0	0	[3]
Gross Carrying Amount [Member] | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount		1,625	1,545	1,491	[3]
Gross Carrying Amount [Member] | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Private clients with mortgage
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount		826	772	686	[3]
Gross Carrying Amount [Member] | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount		39	36	29	[3]
Gross Carrying Amount [Member] | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount		91	97	88	[3]
Gross Carrying Amount [Member] | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount		581	550	585	[3]
Gross Carrying Amount [Member] | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount		16	13	17	[3]
Gross Carrying Amount [Member] | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount		14	14
Gross Carrying Amount [Member] | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount		13	5
Gross Carrying Amount [Member] | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount		516	488	465	[3]
Gross Carrying Amount [Member] | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount		171	149	179	[3]
Gross Carrying Amount [Member] | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Carrying amount		0	0	0	[3]
Gross Carrying Amount [Member] | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Credit Risk Exposure [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		300	296	288	[3]
Gross Carrying Amount [Member] | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees
Disclosure Of Credit Risk Exposure [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		197	203	189	[3]
Gross Carrying Amount [Member] | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		138	146
Gross Carrying Amount [Member] | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		45	50
Gross Carrying Amount [Member] | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Credit Risk Exposure [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0	0
Gross Carrying Amount [Member] | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0	0
Gross Carrying Amount [Member] | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		13	7
Gross Carrying Amount [Member] | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Irrevocable loan commitments
Disclosure Of Credit Risk Exposure [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		38	18	37	[3]
Gross Carrying Amount [Member] | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Irrevocable loan commitments | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		22	7	26	[3]
Gross Carrying Amount [Member] | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Forward starting transactions, reverse repurchase and securities borrowing agreements
Disclosure Of Credit Risk Exposure [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0	0	0	[3]
Gross Carrying Amount [Member] | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines
Disclosure Of Credit Risk Exposure [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		65	75	62	[3]
Gross Carrying Amount [Member] | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0	0	0	[3]
Gross Carrying Amount [Member] | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0	5
Gross Carrying Amount [Member] | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		57	56	53	[3]
Gross Carrying Amount [Member] | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0	0
Gross Carrying Amount [Member] | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		0	0
Gross Carrying Amount [Member] | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		5	14
Gross Carrying Amount [Member] | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Irrevocable committed prolongation of existing loans
Disclosure Of Credit Risk Exposure [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts		SFr 0	SFr 0	SFr 1	[3]

[1]
Provisions recognized in 2018 relate to exposures in the scope of the expected credit loss requirements of IFRS 9. Refer to Notes 9 and 19 for more information. 2017 provisions for off-balance sheet financial instruments relate to loss provisions recognized under IAS 37.

[2]	The carrying value of financial assets at amortized cost is net of the respective ECL allowances.
[3]
Upon adoption of IFRS 9 as of 1 January 2018, an instrument is classified as credit-impaired if the counterparty is defaulted, and / or the instrument is purchased or originated credit-impaired and includes credit impaired exposures for which no loss has occurred, or for which no allowance has been recognized (e.g., because they are expected to be fully recoverable through the collateral held). Refer to Note 19 for more information on the adoption of IFRS 9.